Depreciation, amortization, shipping and handling expenses (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Summary of Depreciation and Amortization
8.1.
(a) Depreciation and amortization expenses

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Amortization of intangible assets	109,913	201,420	225,740	32,608
Depreciation of investment property	355	361	385	56
Depreciation of property, plant and equipment	508,726	462,588	437,381	63,180
Depreciation of right-of-use assets	46,071	50,461	48,861	7,058
	665,065	714,830	712,367	102,902

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers

Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	129,954	129,572	150,676	21,765
Selling, general and administrative expenses	21,019	23,124	32,751	4,731
	150,973	152,696	183,427	26,496

Summary of Other Operating Income
8.2.
(a) Other operating income

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	154,129	133,640	100,587	14,530
Foreign exchange gain, net	—	—	10,094	1,458
Gain on disposal of:
- property, plant and equipment	778	—	1,219	176
- right-of-use assets	7,632	—	—	—
- a subsidiary	113,042	—	—	—
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset	11,696	—	—	—
Government grants (i)	171,937	339,934	227,410	32,849
Technology licensing fees income	—	94,953	94,005	13,579
Others	10,086	18,729	12,752	1,842
	469,300	587,256	446,067	64,434

Note:

(i)
Including amortization of deferred grants, rebates on value-added tax and other grants earned during the year.

Summary of Other Operating Expenses
8.2.
(b) Other operating expenses

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Impairment on property, plant and equipment	36,720	—	—	—
Foreign exchange loss, net	482	5,670	—	—
Loss on:
- disposal of property, plant and equipment	—	59	—	—
- liquidation of joint venture	—	399	—	—
- liquidation of subsidiary	—	5	—	—
Write-back of unrecoverable value-added tax	(11,164)	—	—	—
Others	900	5,465	120	17
	26,938	11,598	120	17

Summary of Finance Costs
8.3.
Finance costs

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	59,672	57,956	43,728	6,317
Bills and other discounting	33,946	14,369	10,003	1,445
Bank charges	4,588	3,943	6,018	869
Interest on lease liabilities (Note 17)	1,969	1,714	2,016	291
	100,175	77,982	61,765	8,922

Summary of Staff Costs
8.4.
Staff costs

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,217,414	1,355,281	1,809,051	261,318
Contribution to defined contribution plans	354,014	317,790	340,958	49,251
Cost of share-based payment	—	7,829	27,487	3,971
Staff severance cost	35,547	3,411	2,828	409
Other employee benefits	78,269	86,314	101,088	14,602
	1,685,244	1,770,625	2,281,412	329,551